Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Flag Investors Emerging Growth Fund, Inc.
     135 East Baltimore Street
     Baltimore, MD  21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

Flag Investors Class A Shares
Flag Investors Class B Shares (commenced operations June 20, 1996)
Flag Investors Institutional Shares (commenced operations November 2, 1995)
___________________________________________________________________

3.   Investment Company Act File Number:  811-5320

     Securities Act File Number:  33-21119
___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996
___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A                                                         [ ]
___________________________________________________________________

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A
___________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     1,270,694 shares @ $15,397,460
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     332,315 shares @ $4,572,362
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     1,991,418 shares @ $36,518,665.93 (See attached Schedule A)
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     388,409 shares @ $16,548,843.93
___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in Item 9 above.  (See attached Schedule A)

























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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                $  16,548,843.93
                                                ____________________
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                           +           --
                                                ____________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                -   13,733,625
                                                ____________________
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                             +         0
                                                ____________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):
                                                  $    2,815,218.93
                                                ____________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                x     1/3,300
                                                ____________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                                 $           853.10
                                                 ===================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.














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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                                 [X]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/19/1996





                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli
                              Treasurer



Date  December 20, 1996

 * Please print the name and title of the signing officer below the signature.

























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




                          FLAG INVESTORS EMERGING GROWTH FUND, INC.

                                         SCHEDULE A

                      NUMBER OF                                                                                     AGGREGATE PRICE
                        SHARES                     NUMBER OF         VALUE OF    FRONT END SALES      NUMBER OF        OF SHARES
          CLASS          SOLD     AGGREGATE SALES  DIVIDENDS       REINVESTED      COMMISSIONS     SHARES REDEEMED     REDEEMED
                                       PRICE       REINVESTED       DIVIDENDS


 Flag Class A         706,114    $   13,138,521      106,529    $   1,733,222   $    210,389.93        675,793      $   11,827,481
 Flag Class B          40,579           779,667           --                              --               137               2,766
 Flag Institutional 1,127,123        20,476,816       11,073          180,050             --           106,769           1,903,378
                     ________        __________      _______        _________       ___________        _______          __________

                    1,873,816    $   34,395,004      117,602    $   1,913,272   $    210,389.93        782,699      $   13,733,625

                                                                                  AGGREGATE SALES PRICE OF
                                                                                  SHARES SOLD IN RELIANCE
        NET REDEMPTION CARRY       TOTAL SHARES SOLD     AGGREGATE SALES PRICE              ON            AGGREGATE PRICE OF SHARES
               FORWARD                                                                   RULE 24f-2                 REDEEMED


           $    19,969,822             1,991,418           $   36,518,665.93         $    16,548,843.93        $   13,733,625


$36,518,665.93 - 19,969,822 = $16,548,843.93
$16,548,843.93 - $13,733,625 = $2,815,218.93 divided by 3,300 = $853.10

          Fee Required                  $        853.10


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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


December 20, 1996


Flag Investors Emerging Growth Fund, Inc.
135 East Baltimore Street
Baltimore, MD 21202

Re:             Rule 24f-2 Notice for
                Flag Investors Emerging Growth Fund, Inc.
                (File Nos. 33-21119 and 811-5320)

Gentlemen:

Flag Investors Emerging Growth Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended October 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value
$.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act
(collectively, the "Registration Statement").

We are of the opinion that such shares of common stock when sold and issued in return for the payment described in the Fund's
Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

cc:  Mr. Edward J. Veilleux


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